SHARE-BASED PAYMENTS (Details Narrative) - Jan. 22, 2021 - Reserve of share-based payments [member] $ / shares in Units, ¥ in Thousands, shares in Thousands, $ in Thousands	USD ($) $ / shares shares		CNY (¥) shares	CNY (¥)
IfrsStatementLineItems [Line Items]
Common shares from exercise of warrants | shares	396,000		396,000
Exercise price of warrants | $ / shares	$ 2.35
Share-based payment	$ 357	[1]	¥ 2,311
Sharebased compensation for services	287	[1]		¥ 1,862
General and administrative expense	$ 69	[1]	¥ 449

[1]	As the changes in equity from this private placement transaction are dominated in US$, all the amount in US$ of this disclosure paragraph are actual transaction amount and corresponding amount in CNY were translated from US$ at the applicable exchange rate of the transaction date, January 22, 2021.